Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	96 Months Ended	106 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)	6.83%	3.05%			4.54%
C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%	10.93%	3.40%			4.47%
C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.98%)	3.49%	2.77%			3.63%
C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	7.42%	3.09%			3.57%
Without Sales Load [Member] | C000146953
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	12.90%	4.41%			5.35%
Without Sales Load [Member] | C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	12.74%	4.17%			5.11%
Without Sales Load [Member] | C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	11.93%	3.40%			4.47%
Without Sales Load [Member] | C000166008
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	13.08%	4.48%		5.41%
Without Sales Load [Member] | C000058061
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%	9.49%	4.14%			4.45%
Without Sales Load [Member] | C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%	9.22%	3.88%			4.19%
Without Sales Load [Member] | C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	8.42%	3.09%			3.57%
Without Sales Load [Member] | C000182622
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	9.55%	4.17%	4.48%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%			10.53%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%			10.53%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%			10.53%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%		10.53%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)			1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)			1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)			1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)			1.19%
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	10.47%	5.71%			6.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)			1.19%
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	10.47%	5.71%			6.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)			1.19%
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	10.47%	5.71%			6.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)		1.19%
50% MSCI World High Dividend Index/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	10.47%	5.71%		6.13%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%			10.53%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	11.41%	5.86%			6.02%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%			10.53%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	11.41%	5.86%			6.02%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%			10.53%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	11.41%	5.86%			6.02%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	21.40%	12.08%	10.53%
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	11.41%	5.86%	6.02%